DEBT - Senior Notes and Debentures (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2015	Jan. 31, 2014	Oct. 12, 2012
Senior Notes and Debentures [Abstract]
Principal Amount	$ 5,429,338,000	$ 3,490,256,000
Senior notes due to Newsday	0	1,750,000,000				$ 611,455,000
Senior 5.875% Notes due September 2022
Senior Notes and Debentures [Abstract]
Stated interest rate					5.875%
Senior Notes
Senior Notes and Debentures [Abstract]
Principal Amount	$ 16,289,245,000	$ 17,955,024,000
Senior Notes | Senior 5.25% Notes due June 1, 2024
Senior Notes and Debentures [Abstract]
Stated interest rate				5.25%
Principal Amount				$ 750,000,000
Cablevision Systems Corporation And Subsidiaries | Senior 5.25% Notes due June 1, 2024
Senior Notes and Debentures [Abstract]
Carrying amount			$ 5,801,011,000
Cablevision Systems Corporation And Subsidiaries | Debentures | 7.875% Debentures due February 2018
Senior Notes and Debentures [Abstract]
Stated interest rate			7.875%
Principal Amount			$ 300,000,000
Carrying amount			$ 299,091,000
Cablevision Systems Corporation And Subsidiaries | Debentures | 7.625% Debentures due July 2018
Senior Notes and Debentures [Abstract]
Stated interest rate			7.625%
Principal Amount			$ 500,000,000
Carrying amount			$ 498,942,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 8.625% Notes due February 2019
Senior Notes and Debentures [Abstract]
Stated interest rate			8.625%
Principal Amount			$ 526,000,000
Carrying amount			$ 511,079,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 6.75% Notes due November 2021
Senior Notes and Debentures [Abstract]
Stated interest rate			6.75%
Principal Amount			$ 1,000,000,000
Carrying amount			$ 985,640,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 5.25% Notes due June 1, 2024
Senior Notes and Debentures [Abstract]
Stated interest rate			5.25%
Principal Amount			$ 750,000,000
Carrying amount			$ 737,500,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 8.625% Notes due September 2017
Senior Notes and Debentures [Abstract]
Stated interest rate			8.625%
Principal Amount			$ 900,000,000
Carrying amount			$ 891,238,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 7.75% Notes due April 2018
Senior Notes and Debentures [Abstract]
Stated interest rate			7.75%
Principal Amount			$ 750,000,000
Carrying amount			744,402,000
Senior notes due to Newsday			$ 345,238,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 8% Notes due April 2020
Senior Notes and Debentures [Abstract]
Stated interest rate			8.00%
Principal Amount			$ 500,000,000
Carrying amount			494,410,000
Senior notes due to Newsday			$ 266,217,000
Cablevision Systems Corporation And Subsidiaries | Senior Notes | Senior 5.875% Notes due September 2022
Senior Notes and Debentures [Abstract]
Stated interest rate			5.875%
Principal Amount			$ 649,024,000
Carrying amount			$ 638,709,000